Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.8%
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,366,735	$6,739,147
Air Freight & Logistics — 0.6%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)(b)	2,071,192	1,057,213
Automobile Components — 0.4%
EGE Endustri VE Ticaret AS	2,134	654,117
Automobiles — 3.6%
Ford Otomotiv Sanayi AS	176,004	4,905,381
Tofas Turk Otomobil Fabrikasi AS	262,339	1,497,103
		6,402,484
Banks — 18.1%
Akbank TAS	6,859,097	12,029,601
Haci Omer Sabanci Holding AS	2,241,069	5,845,579
Turkiye Is Bankasi AS, Class C	19,190,992	7,552,559
Yapi ve Kredi Bankasi A/S	7,397,931	6,330,515
		31,758,254
Beverages — 3.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	585,620	3,369,715
Coca-Cola Icecek A/S	1,727,945	2,649,508
		6,019,223
Capital Markets — 1.0%
Is Yatirim Menkul Degerler AS	1,077,526	1,264,618
Oyak Yatirim Menkul Degerler AS, NVS(a)	236,402	237,112
Verusa Holding A/S	39,352	317,860
		1,819,590
Chemicals — 3.9%
Gubre Fabrikalari TAS(a)	132,786	952,961
Hektas Ticaret TAS(a)(b)	9,692,929	1,152,374
Petkim Petrokimya Holding AS(a)	3,202,613	1,692,885
Politeknik Metal Sanayi ve Ticaret A/S, NVS(a)	1,711	362,091
Sasa Polyester Sanayi AS(a)(b)	23,102,881	2,696,776
		6,857,087
Construction & Engineering — 1.6%
Enka Insaat ve Sanayi AS	1	1
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	233,088	312,799
Kontrolmatik Enerji Ve Muhendislik AS, NVS	580,160	805,733
Tekfen Holding AS(a)	697,883	1,654,026
		2,772,559
Construction Materials — 2.6%
Akcansa Cimento A/S	64,466	306,019
Baticim Bati Anadolu Cimento Sanayii A/S(a)	136,585	601,914
Cimsa Cimento Sanayi VE Ticaret AS	570,392	666,960
Konya Cimento Sanayii A/S(a)	1,571	318,879
Nuh Cimento Sanayi AS	196,134	1,812,586
Oyak Cimento Fabrikalari AS(a)	437,705	913,364
		4,619,722
Consumer Staples Distribution & Retail — 10.3%
BIM Birlesik Magazalar A/S	1,002,963	13,687,641
Migros Ticaret AS	244,112	3,405,836
Sok Marketler Ticaret AS	886,648	1,050,918
		18,144,395
Diversified REITs — 0.9%
Is Gayrimenkul Yatirim Ortakligi AS(a)	618,005	353,392
Torunlar Gayrimenkul Yatirim Ortakligi A/S	276,647	461,743
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,954,669	741,964
		1,557,099
Security	Shares	Value
Electric Utilities — 0.8%
Enerjisa Enerji AS(c)	822,437	$1,484,832
Electrical Equipment — 1.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	540,364	1,474,892
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	57,103	342,495
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	320,877	325,725
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	329,803	181,842
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	205,153	329,349
		2,654,303
Financial Services — 0.5%
Turkiye Sinai Kalkinma Bankasi AS(a)	2,417,860	883,637
Food Products — 1.1%
Ulker Biskuvi Sanayi AS(a)	578,013	1,869,216
Gas Utilities — 1.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,178,170	685,935
Aygaz AS	99,409	507,017
Enerya Enerji A/S, NVS	71,018	558,798
		1,751,750
Health Care Providers & Services — 1.4%
MLP Saglik Hizmetleri AS(a)(c)	179,476	2,069,141
Selcuk Ecza Deposu Ticaret ve Sanayi AS	203,695	473,194
		2,542,335
Hotels, Restaurants & Leisure — 0.3%
Kustur Kusadasi Tur. End. A/S, NVS	837	73,337
TAB Gida Sanayi Ve Ticaret A/S, NVS	94,516	383,831
		457,168
Household Durables — 1.2%
Arcelik AS(a)	140,415	579,781
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,408,029	692,332
Vestel Elektronik Sanayi ve Ticaret AS(a)	405,980	747,117
		2,019,230
Independent Power and Renewable Electricity Producers — 0.6%
Akfen Yenilenebilir Enerji A/S, NVS(a)	591,366	315,661
Aksa Enerji Uretim AS, Class B	310,391	318,123
Zorlu Enerji Elektrik Uretim AS(a)	3,525,855	430,878
		1,064,662
Industrial Conglomerates — 8.9%
AG Anadolu Grubu Holding AS	56,552	530,546
Alarko Holding A/S	490,650	1,362,534
Kiler Holding AS(a)	597,849	510,732
KOC Holding AS	1,672,692	9,666,164
Turkiye Sise ve Cam Fabrikalari AS(b)	3,014,542	3,532,286
		15,602,262
Insurance — 1.1%
Anadolu Anonim Turk Sigorta Sirketi(a)	356,922	965,916
Anadolu Hayat Emeklilik AS	120,350	337,160
Turkiye Sigorta A/S	1,702,379	644,726
		1,947,802
Machinery — 1.3%
Jantsa Jant Sanayi Ve Ticaret AS	389,732	301,939
Otokar Otomotiv Ve Savunma Sanayi AS	77,598	1,060,673
Turk Traktor ve Ziraat Makineleri AS	40,168	900,707
		2,263,319
Metals & Mining — 6.1%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)(b)	39,013	508,983
Eregli Demir ve Celik Fabrikalari TAS	6,442,010	4,786,610

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	2,355,647	$1,863,022
Kocaer Celik Sanayi Ve Ticaret A/S	841,487	345,610
Koza Altin Isletmeleri AS(a)	2,777,398	1,819,307
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	650,938	1,321,735
		10,645,267
Oil, Gas & Consumable Fuels — 5.1%
Turkiye Petrol Rafinerileri AS	2,121,091	8,998,929
Passenger Airlines — 6.4%
Pegasus Hava Tasimaciligi AS(a)(b)	583,162	3,669,015
Turk Hava Yollari AO(a)	922,171	7,578,151
		11,247,166
Personal Care Products — 0.2%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	303,612	417,285
Pharmaceuticals — 0.3%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	176,805	550,864
Real Estate Management & Development — 0.2%
Lydia Holding A/S, NVS(a)	113,953	387,553
Residential REITs — 1.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	6,114,903	2,231,244
Semiconductors & Semiconductor Equipment — 0.2%
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	301,578	341,077
Software — 0.3%
MIA Teknoloji A/S, NVS(a)	447,269	568,243
Specialty Retail — 1.3%
Dogan Sirketler Grubu Holding AS	3,392,507	1,374,052
Dogus Otomotiv Servis ve Ticaret AS	133,360	822,044
		2,196,096
Technology Hardware, Storage & Peripherals — 0.2%
Reeder Teknoloji Sanayi VE Ticaret AS(a)	693,660	295,491
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.1%
Aksa Akrilik Kimya Sanayii AS	5,213,821	$1,478,683
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	892,053	2,131,509
		3,610,192
Transportation Infrastructure — 2.3%
TAV Havalimanlari Holding AS(a)	513,726	4,060,202
Wireless Telecommunication Services — 4.1%
Turkcell Iletisim Hizmetleri AS	2,761,639	7,219,603
Total Long-Term Investments — 100.0% (Cost: $182,150,266)		175,710,618
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	1,308,839	1,309,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	100,000	100,000
Total Short-Term Securities — 0.8% (Cost: $1,409,585)		1,409,494
Total Investments — 100.8% (Cost: $183,559,851)		177,120,112
Liabilities in Excess of Other Assets — (0.8)%		(1,397,911)
Net Assets — 100.0%		$175,722,201

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,831,944	$—	$(1,522,377)(a)	$36	$(109)	$1,309,494	1,308,839	$3,451 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	(20,000)(a)	—	—	100,000	100,000	1,011	—
				$36	$(109)	$1,409,494		$4,462	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Turkey ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$108,595,654	$67,114,964	$—	$175,710,618
Short-Term Securities
Money Market Funds	1,409,494	—	—	1,409,494
	$110,005,148	$67,114,964	$—	$177,120,112

Portfolio Abbreviation
NVS	Non-Voting Shares